Property and Equipment, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation and amortization expenses for property and equipment	$ 3,066,565	$ 3,470,338	$ 3,307,549
Leasehold improvement disposals	$ 529,187